Net cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(CHF in millions)	12/31/2024	12/31/2023

Current bank accounts	500.9	210.3
Digital wallets	10.9	11.4
Fixed deposit	412.5	272.9
Cash and cash equivalents	924.3	494.6
Current bank overdrafts	—	—
Net cash and cash equivalents(1)	924.3	494.6
(1) Net cash and cash equivalents included restricted cash in the amount of CHF 0.6 million as of December 31, 2024 and CHF 0.2 million as of December 31, 2023.